Transactions with Related Parties, Loan Agreement dated May 24, 2017 (Details) $ in Thousands				12 Months Ended
	Sep. 27, 2017 USD ($) Payment	Aug. 22, 2017 USD ($)	May 24, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loan Agreement [Abstract]
Proceeds from related party debt				$ 16,200	$ 12,800	$ 0
Conversion of related party debt into convertible promissory note				4,750	0	$ 0
Balance outstanding				$ 195,021	$ 208,798
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member]
Loan Agreement [Abstract]
Face amount			$ 16,200
Proceeds from related party debt			$ 16,200
Mandatory repayment		$ 4,750
Term of variable rate				3 months
Number of bullet payments | Payment	1
Maturity date				May 24, 2019
Conversion of related party debt into convertible promissory note	$ 4,750
Balance outstanding				$ 11,450
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | Maximum [Member]
Loan Agreement [Abstract]
Maturity date				May 24, 2020
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate	6.00%
Increase in margin on variable rate if maturity date is extended	1.00%